100 Park Avenue o New York, New York 10017 o (212) 850-1864




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      Supplement, dated June 1, 1999, to the prospectuses, dated June 1, 1999

                          Seligman Capital Fund, Inc.,
                      Seligman Cash Management Fund, Inc.,
                        Seligman Common Stock Fund, Inc.,
               Seligman Communications and Information Fund, Inc.,
                          Seligman Frontier Fund, Inc.,
                           Seligman Growth Fund, Inc.,
                  Seligman Henderson Global Fund Series, Inc.,
                        Seligman High-Yield Bond Series,
                   Seligman U.S. Government Securities Series,
                           Seligman Income Fund, Inc.,
                      Seligman Municipal Fund Series, Inc.,
                        Seligman Municipal Series Trust,
                    Seligman New Jersey Municipal Fund, Inc.,
                Seligman Pennsylvania Municipal Fund Series, and
                 Seligman Value Fund Series, Inc. (the "Funds")

The following supplements the information contained in each Fund's prospectus:

Class C shares will be available to clients of Salomon Smith Barney beginning on June 15, 1999. Prior to this date, Class D shares will continue to be available to such persons.


SUPP 6/99